Intangible Assets (Schedule of Amortization of Intangibles for the Next Five Years) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Deferred Tax Liabilities, Goodwill and Intangible Assets [Abstract]
2012	$ 121,763
2013	116,004
2014	115,021
2015	113,826
2016	$ 110,979